UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------
         This Amendment (Check only one.):  [    ] is a restatement.
                                            [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Socratic Fund Management, L.P.
Address:   101 JFK Parkway
           Short Hills, New Jersey 07078


Form 13F File Number:  28-
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan W. Gibson
           ------------------------------------------
Title:     Managing Member of the reporting
           manager's General Partner
Phone:     (973) 921-4700

Signature, Place, and Date of Signing:

/s/JONATHAN W. GIBSON           Short Hills, New Jersey             1/25/08
---------------------           -----------------------             -------
    [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                                --------------

Form 13F Information Table Entry Total:              21
                                                --------------

Form 13F Information Table Value Total:                197,516
                                                -----------------------
                                                 (thousands)

List of Other Included Managers:                None


                                                                                                                     Voting
                                   Title of              Value X    Share/Prn  Share/ Put/  Investment   Other     Authority
Name of Issuer                      Class    Cusip        $1000       Amount    Prn   Call  Discretion  Managers     Sole
---------------------------------------------------------------------------------------------------------------------------------
AEROVIRONMENT, INC. CMN -            COM   008073108         605      25,000     SH           SOLE         No         25,000
ALPHA NATURAL RESOURCES, INC. CMN    COM   02076X102      17,052     525,000     SH           SOLE         No        525,000
ALTAIR NANOTECHNOLOGIES INC CMN      COM   021373105       3,807     900,000     SH           SOLE         No        900,000
AMERICAN RAILCAR INDS INC CMN        COM   02916P103       1,925     100,000     SH           SOLE         No        100,000
AURORA OIL & GAS CORP CMN            COM   052036100       6,200   4,000,100     SH           SOLE         No      4,000,100
BOLT TECHNOLOGY CORP CMN             COM   097698104       5,697     150,000     SH           SOLE         No        150,000
CAL DIVE INTERNATIONAL, INC. CMN     COM   12802T101       2,780     210,000     SH           SOLE         No        210,000
CANADIAN NATURAL RESOURCES CMN       COM   136385101       4,923      67,303     SH           SOLE         No         67,303
CIE GEN GEOPHYSIQUE VERITAS -
  SPONSORED ADR CMN                  COM   204386106       8,408     150,000     SH           SOLE         No        150,000
ENERGYSOUTH INC CMN                  COM   292970100      23,146     399,076     SH           SOLE         No        399,076
EVERGREEN SOLAR INC CMN              COM   30033R108       7,858     455,000     SH           SOLE         No        455,000
FMC TECHNOLOGIES INC CMN             COM   30249U101       7,655     135,000     SH           SOLE         No        135,000
HELIX ENERGY SOLUTNS GROUP INC CMN   COM   42330P107      19,090     460,000     SH           SOLE         No        460,000
NATURAL RESOURCE PARTNERS CMN        COM   63900P103      10,965     337,786     SH           SOLE         No        337,786
OCCIDENTAL PETROLEUM CORP CMN        COM   674599105       6,212      80,687     SH           SOLE         No         80,687
PATRIOT COAL CORPORATION CMN         COM   70336T104       4,174     100,000     SH           SOLE         No        100,000
SCHLUMBERGER LTD CMN                 COM   806857108      15,985     162,500     SH           SOLE         No        162,500
SUNCOR ENERGY INC. CMN               COM   867229106       8,155      75,000     SH           SOLE         No         75,000
NOBLE CORPORATION CMN                COM   G65422100      15,540     275,000     SH           SOLE         No        275,000
TRANSOCEAN INC. CMN                  COM   G90073100      13,619      95,139     SH           SOLE         No         95,139
WEATHERFORD INTERNATIONAL, LTD CMN   COM   G95089101      13,720     200,000     SH           SOLE         No        200,000
                                                       ---------
                                                         197,516
